UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adams, Harkness & Hill, Inc.
Address: Sixty State Street, Suite 1200
         Boston, MA  02109

13F File Number:  28-05469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Eric Anderson
Title:     Director of Compliance
Phone:     (617) 371-3900

Signature, Place, and Date of Signing:

     /s/  J. Eric Anderson     Boston, MA     May 13, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $76,658 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED CAP CORP NEW            COM              01903Q108       50     2490 SH       SOLE                     2490        0        0
ALTEON INC                     COM              02144g107     1297   330000 SH       SOLE                   330000        0        0
AMERICAN INTL GROUP INC        COM              026874107       14      281 SH       SOLE                      281        0        0
AOL TIME WARNER INC            COM              00184a105        3      300 SH       SOLE                      300        0        0
ART TECHNOLOGY GROUP INC       COM              04289L107      797   984100 SH       SOLE                   984100        0        0
ASTROPOWER INC                 COM              04644A101       20     4800 SH       SOLE                     4800        0        0
ATHEROGENICS INC               COM              047439104    10375  1108400 SH       SOLE                  1108400        0        0
AVID TECHNOLOGY INC            COM              05367P100       22     1000 SH       SOLE                     1000        0        0
BALLARD PWR SYS INC            COM              05858H104      800    85200 SH       SOLE                    85200        0        0
BORLAND SOFTWARE CORP          COM              099849101      230    25000 SH       SOLE                    25000        0        0
BP AMOCO PLC                   COM              G12793181        4      600 SH       SOLE                      600        0        0
CONCEPTUS INC                  COM              206016107     3714   412700 SH       SOLE                   412700        0        0
CONOCOPHILLIPS                 COM              20825c104        5      100 SH       SOLE                      100        0        0
CORNING INC                    COM              219350105     1188   203500 SH       SOLE                   203500        0        0
DOT HILL SYS CORP              COM              25848T109     3545   579300 SH       SOLE                   579300        0        0
ENDOCARE  INC                  COM              29264P104      789   322000 SH       SOLE                   322000        0        0
FRIEDMAN BILLINGS  RAMSEY GROU COM              358434108     3440   380152 SH       SOLE                   380152        0        0
HARRIS INTERACTIVE INC         COM              414549105     3315   604985 SH       SOLE                   604985        0        0
HEADWATERS INC                 COM              42210p102      632    45000 SH       SOLE                    45000        0        0
HORIZON ORGANIC HOLDING        COM              44043T103       26     2000 SH       SOLE                     2000        0        0
IMPCO TECHNOLOGIES INC         COM              45255w106     1189   591531 SH       SOLE                   591531        0        0
INTEL CORP                     COM              458140100       13      800 SH       SOLE                      800        0        0
INVERNESS MED INNOVATIONS IN   COM              46126p106      550    27500 SH       SOLE                    27500        0        0
KOSAN BIOSCIENCES INC          COM              50064W107      758   170000 SH       SOLE                   170000        0        0
KRAFT FOODS INC                CL A             50075n104        6      200 SH       SOLE                      200        0        0
MACROMEDIA INC                 COM              556100105      242    20000 SH       SOLE                    20000        0        0
MEDICINES CO                   COM              584688105     1528    82000 SH       SOLE                    82000        0        0
MRO SOFTWARE INC               COM              55347W105     2651   386500 SH       SOLE                   386500        0        0
NEG MICON                      COM              5705593        688    66000 SH       SOLE                    66000        0        0
NEXPRISE INC NEW               COM NEW          65333q202      861   215298 SH       SOLE                   215298        0        0
OMNIVISION TECHNOLOGIES INC    COM              682128103       21     1000 SH       SOLE                     1000        0        0
PINNACLE SYS INC               COM              723481107      260    25000 SH       SOLE                    25000        0        0
POLYMEDICA CORP                COM              731738100     9162   300900 SH       SOLE                   300900        0        0
PROTERION CORP                 COM              74370y102        4    10000 SH       SOLE                    10000        0        0
QUANTUM FUEL SYS TECH WORLDW   COM              74765e109     1789   742531 SH       SOLE                   742531        0        0
RF MICRODEVICES INC            COM              749941100      481    80000 SH       SOLE                    80000        0        0
SKYWORKS SOLUTIONS INC         COM              83088m102      405    65000 SH       SOLE                    65000        0        0
SONIC SOLUTIONS                COM              835460106     4098   719000 SH       SOLE                   719000        0        0
STAAR SURGICAL CO              COM PAR $0.01    852312305     2151   356100 SH       SOLE                   356100        0        0
STAKE TECHNOLOGY LTD           COM              852559103      850   214700 SH       SOLE                   214700        0        0
SURMODICS INC                  COM              868873100     5001   161800 SH       SOLE                   161800        0        0
THORATEC CORP                  COM NEW          885175307     4288   337900 SH       SOLE                   337900        0        0
UNITED NAT FOODS INC           COM              911163103     3290   129000 SH       SOLE                   129000        0        0
VERMONT PURE HLDGS LTD NEW     COM              924237100      766   243100 SH       SOLE                   243100        0        0
VESTAS WIND SYSTEMS A/S        COM              5964651        800   105800 SH       SOLE                   105800        0        0
VI TECHNOLOGIES INC            COM              917920100      513   649064 SH       SOLE                   649064        0        0
WAVE SYSTEMS CORP              CL A             943526103      755   712700 SH       SOLE                   712700        0        0
WHOLE FOODS MKT INC            COM              966837106     3272    58800 SH       SOLE                    58800        0        0